Segment Information - Results per Segment (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information
Time charter, voyage and port terminal revenues	$ 208,507	$ 190,734	$ 178,619
Sales of products	60,267	46,350	68,414
Time charter, voyage and port terminal expenses	(47,653)	(42,428)	(41,776)
Direct vessel expenses	(72,187)	(72,713)	(69,476)
Cost of products sold	(58,011)	(42,760)	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(21,264)	(19,555)	(22,502)
Amortization of intangible assets	(3,822)	(3,799)	(4,438)
Amortization of deferred drydock and special survey costs	(5,838)	(3,392)	(1,332)
General and administrative expenses	(14,764)	(14,617)	(14,844)
Provision for losses on accounts receivable	(548)	(567)	(747)
Taxes other than income taxes	(9,275)	(7,912)	(8,212)
Loss on bond extinguishment	(27,281)	0	0
Gain on sale of assets	0	18	0
Interest expense and finance cost, net	(27,837)	(25,148)	(20,057)
Interest income	291	219	388
Foreign exchange differences, net	1,494	414	(279)
Other income, net	941	430	1,492
Income/(loss) before income taxes and noncontrolling interest	(16,980)	5,274	211
Income tax benefit/(expense)	276	4,554	(35)
Net income/(loss)	(16,704)	9,828	176
Less: Net income attributable to the noncontrolling interest	0	(112)	(20)
Net income/(loss) attributable to Navios Logistics' stockholders	(16,704)	9,716	156
Port Terminal Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	39,687	39,189	32,209
Sales of products	60,267	46,350	68,414
Time charter, voyage and port terminal expenses	(11,158)	(10,654)	(9,384)
Direct vessel expenses	0	0	0
Cost of products sold	(58,011)	(42,760)	(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(3,385)	(2,853)	(2,785)
Amortization of intangible assets	(987)	(983)	(930)
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	(2,459)	(2,097)	(2,292)
Provision for losses on accounts receivable	0	0	0
Taxes other than income taxes	0	(234)	(113)
Loss on bond extinguishment	0
Gain on sale of assets		18
Interest expense and finance cost, net	(1,329)	0	(1)
Interest income	48	75	266
Foreign exchange differences, net	(120)	(339)	(294)
Other income, net	456	8	98
Income/(loss) before income taxes and noncontrolling interest	23,009	25,720	20,149
Income tax benefit/(expense)	168	1,587	(889)
Net income/(loss)		27,307	19,260
Less: Net income attributable to the noncontrolling interest		0	0
Net income/(loss) attributable to Navios Logistics' stockholders	23,177	27,307	19,260
Cabotage Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	59,720	54,337	52,557
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(1,938)	(1,871)	(1,741)
Direct vessel expenses	(32,672)	(34,499)	(34,565)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets, net	(2,606)	(2,655)	(4,152)
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	(3,000)	(2,188)	(463)
General and administrative expenses	(858)	(898)	(660)
Provision for losses on accounts receivable	(158)	(123)	0
Taxes other than income taxes	(6,090)	(4,847)	(4,331)
Loss on bond extinguishment	(5,000)
Gain on sale of assets		0
Interest expense and finance cost, net	(5,537)	(6,504)	(6,635)
Interest income	0	0	1
Foreign exchange differences, net	802	692	0
Other income, net	0	0	372
Income/(loss) before income taxes and noncontrolling interest	2,663	1,444	383
Income tax benefit/(expense)	(2,025)	(1,218)	(99)
Net income/(loss)		226	284
Less: Net income attributable to the noncontrolling interest		0	0
Net income/(loss) attributable to Navios Logistics' stockholders	638	226	284
Barge Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	109,100	97,208	93,853
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(34,557)	(29,903)	(30,651)
Direct vessel expenses	(39,515)	(38,214)	(34,911)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets, net	(15,273)	(14,047)	(15,565)
Amortization of intangible assets	(2,835)	(2,816)	(3,508)
Amortization of deferred drydock and special survey costs	(2,838)	(1,204)	(869)
General and administrative expenses	(11,447)	(11,622)	(11,892)
Provision for losses on accounts receivable	(390)	(444)	(747)
Taxes other than income taxes	(3,185)	(2,831)	(3,768)
Loss on bond extinguishment	(22,281)
Gain on sale of assets		0
Interest expense and finance cost, net	(18,038)	(16,375)	(13,421)
Interest income	243	144	121
Foreign exchange differences, net	812	61	15
Other income, net	485	422	1,022
Income/(loss) before income taxes and noncontrolling interest	(39,719)	(19,621)	(20,321)
Income tax benefit/(expense)	2,133	4,185	953
Net income/(loss)		(15,436)	(19,368)
Less: Net income attributable to the noncontrolling interest		(112)	(20)
Net income/(loss) attributable to Navios Logistics' stockholders	(37,586)	(15,548)	(19,388)
Unallocated interest
Segment Reporting Information
Time charter, voyage and port terminal revenues	0	0
Sales of products	0	0
Time charter, voyage and port terminal expenses	0	0
Direct vessel expenses	0	0
Cost of products sold	0	0
Depreciation of vessels, port terminals and other fixed assets, net	0	0
Amortization of intangible assets	0	0
Amortization of deferred drydock and special survey costs	0	0
General and administrative expenses	0	0
Provision for losses on accounts receivable	0	0
Taxes other than income taxes	0	0
Loss on bond extinguishment	0
Gain on sale of assets		0
Interest expense and finance cost, net	(2,933)	(2,269)
Interest income	0	0
Foreign exchange differences, net	0	0
Other income, net	0	0
Income/(loss) before income taxes and noncontrolling interest	(2,933)	(2,269)
Income tax benefit/(expense)	0	0
Net income/(loss)		(2,269)
Less: Net income attributable to the noncontrolling interest		0
Net income/(loss) attributable to Navios Logistics' stockholders	$ (2,933)	$ (2,269)